UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2024

Date of reporting period:	July 1, 2023 – December 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A Franklin Templeton Company

Putnam Small Cap Growth Fund

Semiannual report
12 | 31 | 23

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Growth funds look for stocks of companies that have the potential to grow over time.

FUND SYMBOL
CLASS A
PNSAX

Putnam
Small Cap Growth
Fund

Semiannual report
12 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	31

Message from the Trustees

February 8, 2024

Dear Fellow Shareholder:

With the new year comes new beginnings. We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments.

With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund, while monitoring changing market conditions. The following pages provide an update on your fund.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 12/31/23. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 Small Cap Growth Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 6/30/23	1.25%	2.00%	2.00%	1.50%	0.85%	1.00%
Annualized expense ratio for the
six-month period ended 12/31/23*	1.19%	1.94%	1.94%	1.44%	0.79%	0.94%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Includes an increase of 0.06% from annualizing the performance fee adjustment for the six months ended 12/31/23.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 7/1/23 to 12/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$6.17	$10.03	$10.04	$7.46	$4.10	$4.88
Ending value (after expenses)	$1,062.00	$1,057.80	$1,057.90	$1,060.70	$1,064.10	$1,063.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (366).

Small Cap Growth Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 12/31/23, use the following calculation method. To find the value of your investment on 7/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$6.04	$9.83	$9.83	$7.30	$4.01	$4.77
Ending value (after expenses)	$1,019.15	$1,015.38	$1,015.38	$1,017.90	$1,021.17	$1,020.41

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (366).

4 Small Cap Growth Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Small Cap Growth Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Small Cap Growth Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Small Cap Growth Fund 7

The fund’s portfolio 12/31/23 (Unaudited)

COMMON STOCKS (98.5%)*	Shares	Value
Aerospace and defense (0.6%)
Leonardo DRS, Inc. †	450,660	$9,031,226
		9,031,226
Banks (1.4%)
Bancorp, Inc. (The) †	522,263	20,138,461
		20,138,461
Beverages (0.8%)
Celsius Holdings, Inc. † S	203,800	11,111,176
		11,111,176
Biotechnology (6.4%)
Ascendis Pharma A/S ADR (Denmark) † S	73,900	9,307,705
Cytokinetics, Inc. † S	343,100	28,645,419
Halozyme Therapeutics, Inc. † S	255,500	9,443,280
Insmed, Inc. †	363,700	11,271,063
Krystal Biotech, Inc. †	36,700	4,553,002
Mirum Pharmaceuticals, Inc. † S	100,400	2,963,808
Prothena Corp. PLC (Ireland) †	62,300	2,263,982
Vaxcyte, Inc. † S	213,300	13,395,240
Xenon Pharmaceuticals, Inc. (Canada) †	201,700	9,290,302
		91,133,801
Building products (2.0%)
Simpson Manufacturing Co., Inc.	144,875	28,682,353
		28,682,353
Capital markets (1.9%)
Hamilton Lane, Inc. Class A	141,885	16,095,434
StepStone Group, Inc. Class A	356,607	11,350,801
		27,446,235
Commercial services and supplies (2.2%)
Brink’s Co. (The)	129,700	11,407,115
Clean Harbors, Inc. †	113,300	19,771,983
		31,179,098
Construction and engineering (5.1%)
Comfort Systems USA, Inc.	151,600	31,179,572
Dycom Industries, Inc. †	64,300	7,400,287
EMCOR Group, Inc.	107,400	23,137,182
WillScot Mobile Mini Holdings Corp. †	221,936	9,876,152
		71,593,193
Construction materials (2.4%)
Eagle Materials, Inc.	127,900	25,943,236
Knife River Corp. †	127,300	8,424,714
		34,367,950
Diversified consumer services (1.1%)
Duolingo, Inc. †	66,900	15,176,265
		15,176,265
Electrical equipment (1.5%)
Atkore, Inc. †	134,975	21,596,000
		21,596,000

8 Small Cap Growth Fund

COMMON STOCKS (98.5%)* cont.	Shares	Value
Electronic equipment, instruments, and components (0.8%)
Novanta, Inc. † S	70,605	$11,890,588
		11,890,588
Energy equipment and services (2.4%)
ChampionX Corp.	388,400	11,345,164
Liberty Energy, Inc.	577,357	10,473,256
Oceaneering International, Inc. †	458,700	9,761,136
Weatherford International PLC †	24,100	2,357,703
		33,937,259
Ground transportation (3.2%)
Saia, Inc. †	51,761	22,682,705
TFI International, Inc. (Canada)	165,900	22,566,557
		45,249,262
Health care equipment and supplies (4.9%)
Axonics, Inc. † S	224,700	13,983,081
CONMED Corp.	115,800	12,681,258
InMode, Ltd. (Israel) † S	459,898	10,228,132
Lantheus Holdings, Inc. †	294,600	18,265,200
Merit Medical Systems, Inc. †	191,800	14,569,128
		69,726,799
Health care providers and services (3.9%)
Encompass Health Corp.	311,600	20,789,952
NeoGenomics, Inc. †	650,587	10,526,498
Option Care Health, Inc. †	301,900	10,171,011
Progyny, Inc. †	368,000	13,682,240
		55,169,701
Health care technology (1.1%)
Evolent Health, Inc. Class A †	469,800	15,517,494
		15,517,494
Hotels, restaurants, and leisure (2.9%)
Churchill Downs, Inc.	157,300	21,224,489
Texas Roadhouse, Inc.	160,600	19,630,138
		40,854,627
Household durables (4.5%)
Century Communities, Inc.	178,700	16,286,718
Installed Building Products, Inc.	145,200	26,545,464
M/I Homes, Inc. †	149,080	20,534,279
		63,366,461
Insurance (1.8%)
Kinsale Capital Group, Inc.	75,054	25,136,335
		25,136,335
Life sciences tools and services (2.2%)
Medpace Holdings, Inc. †	99,400	30,469,082
		30,469,082
Machinery (3.6%)
Federal Signal Corp.	301,800	23,160,132
RBC Bearings, Inc. † S	96,137	27,388,470
		50,548,602
Media (0.5%)
Integral Ad Science Holding Corp. †	512,900	7,380,631
		7,380,631

Small Cap Growth Fund 9

COMMON STOCKS (98.5%)* cont.	Shares	Value
Metals and mining (2.9%)
ATI, Inc. †	439,800	$19,997,706
Carpenter Technology Corp.	295,017	20,887,204
		40,884,910
Oil, gas, and consumable fuels (1.7%)
Civitas Resources, Inc. S	112,800	7,713,264
Northern Oil and Gas, Inc.	419,400	15,547,158
		23,260,422
Personal care products (3.3%)
BellRing Brands, Inc. †	446,100	24,727,323
e.l.f. Beauty, Inc. †	151,400	21,853,076
		46,580,399
Pharmaceuticals (1.3%)
Arvinas, Inc. †	40,800	1,679,328
Axsome Therapeutics, Inc. † S	42,700	3,398,493
Intra-Cellular Therapies, Inc. †	183,200	13,120,784
		18,198,605
Professional services (5.5%)
ICF International, Inc.	168,809	22,635,599
Maximus, Inc.	164,948	13,832,539
Parsons Corp. †	213,100	13,363,501
Verra Mobility Corp. † S	1,206,452	27,784,590
		77,616,229
Real estate management and development (1.3%)
Colliers International Group, Inc. (Canada)	141,480	17,895,210
		17,895,210
Semiconductors and semiconductor equipment (8.3%)
Axcelis Technologies, Inc. †	142,600	18,493,794
Camtek, Ltd. (Israel) † S	246,445	17,098,354
FormFactor, Inc. †	203,900	8,504,669
Nova, Ltd. (Israel) † S	179,597	24,674,832
Onto Innovation, Inc. †	163,100	24,937,990
Rambus, Inc. †	339,600	23,177,700
		116,887,339
Software (11.2%)
Altair Engineering, Inc. Class A † S	268,800	22,619,520
AppFolio, Inc. Class A †	36,500	6,323,260
Braze, Inc. Class A †	200,300	10,641,939
Descartes Systems Group, Inc. (The) (Canada) †	242,200	20,359,332
Intapp, Inc. †	191,055	7,263,911
Manhattan Associates, Inc. †	124,000	26,699,680
Sprout Social, Inc. Class A †	124,400	7,643,136
SPS Commerce, Inc. †	103,000	19,965,520
Tenable Holdings, Inc. †	361,000	16,627,660
Vertex, Inc. Class A †	781,182	21,045,043
		159,189,001
Specialty retail (3.7%)
Boot Barn Holdings, Inc. † S	203,828	15,645,837
Five Below, Inc. †	103,947	22,157,343
Murphy USA, Inc.	40,900	14,583,304
		52,386,484

10 Small Cap Growth Fund

COMMON STOCKS (98.5%)* cont.	Shares	Value
Technology hardware, storage, and peripherals (1.1%)
Super Micro Computer, Inc. †	53,600	$15,236,336
		15,236,336
Trading companies and distributors (1.0%)
Applied Industrial Technologies, Inc.	84,558	14,602,320
		14,602,320
Total common stocks (cost $989,844,609)		$1,393,439,854

PURCHASED OPTIONS OUTSTANDING (0.1%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
iShares Russell 2000 ETF (Call)	Feb-24/$219.00	$195,730,586	$975,191	$936,909
iShares Russell 2000 ETF (Call)	Feb-24/209.00	56,456,512	281,284	604,682
Total purchased options outstanding (cost $2,048,098)				$1,541,591

SHORT-TERM INVESTMENTS (7.4%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 5.59% [d]	84,169,816	$84,169,816
Putnam Short Term Investment Fund Class P 5.53% L	18,413,725	18,413,725
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% P	2,470,000	2,470,000
Total short-term investments (cost $105,053,541)		$105,053,541

TOTAL INVESTMENTS
Total investments (cost $1,096,946,248)	$1,500,034,986

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from July 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,415,238,712.
†	This security is non-income-producing.
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

Small Cap Growth Fund 11

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$7,380,631	$—	$—
Consumer discretionary	171,783,837	—	—
Consumer staples	57,691,575	—	—
Energy	57,197,681	—	—
Financials	72,721,031	—	—
Health care	280,215,482	—	—
Industrials	350,098,283	—	—
Information technology	303,203,264	—	—
Materials	75,252,860	—	—
Real estate	17,895,210	—	—
Total common stocks	1,393,439,854	—	—
Purchased options outstanding	—	1,541,591	—
Short-term investments	2,470,000	102,583,541	—
Totals by level	$1,395,909,854	$104,125,132	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

12 Small Cap Growth Fund

Statement of assets and liabilities 12/31/23 (Unaudited)

ASSETS
Investment in securities, at value, including $81,762,450 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $994,362,707)	$1,397,451,445
Affiliated issuers (identified cost $102,583,541) (Notes 1 and 5)	102,583,541
Dividends, interest and other receivables	735,019
Receivable for shares of the fund sold	10,031,824
Receivable for investments sold	11,262,868
Prepaid assets	82,976
Total assets	1,522,147,673

LIABILITIES
Payable for investments purchased	16,875,916
Payable for shares of the fund repurchased	1,625,598
Payable for compensation of Manager (Note 2)	789,203
Payable for custodian fees (Note 2)	12,617
Payable for investor servicing fees (Note 2)	379,866
Payable for Trustee compensation and expenses (Note 2)	146,530
Payable for administrative services (Note 2)	19,546
Payable for distribution fees (Note 2)	288,619
Collateral on securities loaned, at value (Note 1)	84,169,816
Collateral on certain derivative contracts, at value (Notes 1 and 8)	2,470,000
Other accrued expenses	131,250
Total liabilities	106,908,961

Net assets	$1,415,238,712

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,151,734,954
Total distributable earnings (Note 1)	263,503,758
Total — Representing net assets applicable to capital shares outstanding	$1,415,238,712

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($442,754,629 divided by 7,404,127 shares)	$59.80
Offering price per class A share (100/94.25 of $59.80)*	$63.45
Net asset value and offering price per class B share ($1,077,861 divided by 22,227 shares)**	$48.49
Net asset value and offering price per class C share ($16,143,540 divided by 334,511 shares)**	$48.26
Net asset value, offering price and redemption price per class R share
($17,699,288 divided by 314,490 shares)	$56.28
Net asset value, offering price and redemption price per class R6 share
($250,328,213 divided by 3,897,424 shares)	$64.23
Net asset value, offering price and redemption price per class Y share
($687,235,181 divided by 10,838,958 shares)	$63.40

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund 13

Statement of operations Six months ended 12/31/23 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax of $21,826)	$2,528,207
Interest (including interest income of $945,207 from investments in affiliated issuers) (Note 5)	945,207
Securities lending (net of expenses) (Notes 1 and 5)	94,014
Total investment income	3,567,428

EXPENSES
Compensation of Manager (Note 2)	4,059,826
Investor servicing fees (Note 2)	1,071,057
Custodian fees (Note 2)	23,702
Trustee compensation and expenses (Note 2)	25,165
Distribution fees (Note 2)	639,554
Administrative services (Note 2)	26,856
Other	284,396
Total expenses	6,130,556
Expense reduction (Note 2)	(6,303)
Net expenses	6,124,253

Net investment loss	(2,556,825)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(25,974,755)
Foreign currency transactions (Note 1)	(398)
Total net realized loss	(25,975,153)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	117,864,408
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation	117,864,403

Net gain on investments	91,889,250

Net increase in net assets resulting from operations	$89,332,425

The accompanying notes are an integral part of these financial statements.

14 Small Cap Growth Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 12/31/23*	Year ended 6/30/23
Operations
Net investment loss	$(2,556,825)	$(3,064,048)
Net realized loss on investments
and foreign currency transactions	(25,975,153)	(68,046,605)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	117,864,403	231,776,790
Net increase in net assets resulting from operations	89,332,425	160,666,137
Increase from capital share transactions (Note 4)	234,999,746	236,863,154
Total increase in net assets	324,332,171	397,529,291

NET ASSETS
Beginning of period	1,090,906,541	693,377,250
End of period	$1,415,238,712	$1,090,906,541

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund 15

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	realized gain	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	on investments	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class A
December 31, 2023**	$56.31	(.17)	3.66	3.49	—	—	—	$59.80	6.20*	$442,755	.60*	(.30)*	16*
June 30, 2023	46.89	(.25)	9.67	9.42	—	—	—	56.31	20.09	422,911	1.25	(.48)	48
June 30, 2022	73.13	(.62)	(15.28)	(15.90)	(10.34)	—	(10.34)	46.89	(25.78)	383,000	1.24[d]	(.97)	39
June 30, 2021	53.07	(.66)	24.06	23.40	(3.34)	—	(3.34)	73.13	44.93	549,842	1.21	(1.00)	70
June 30, 2020	47.49	(.42)	6.95	6.53	(.95)	—	(.95)	53.07	13.99	415,702	1.24	(.88)	56
June 30, 2019	42.91	(.32)	5.58	5.26	(.68)	—[e]	(.68)	47.49	12.35	384,781	1.21[f]	(.75)	37
Class B
December 31, 2023**	$45.84	(.31)	2.96	2.65	—	—	—	$48.49	5.78*	$1,078	.98 *	(.69)*	16*
June 30, 2023	38.46	(.51)	7.89	7.38	—	—	—	45.84	19.19	1,751	2.00	(1.23)	48
June 30, 2022	62.19	(.93)	(12.46)	(13.39)	(10.34)	—	(10.34)	38.46	(26.33)	2,974	1.99[d]	(1.73)	39
June 30, 2021	45.85	(.99)	20.67	19.68	(3.34)	—	(3.34)	62.19	43.86	5,956	1.96	(1.74)	70
June 30, 2020	41.46	(.68)	6.02	5.34	(.95)	—	(.95)	45.85	13.15	5,835	1.99	(1.63)	56
June 30, 2019	37.82	(.55)	4.87	4.32	(.68)	—[e]	(.68)	41.46	11.51	6,461	1.96[f]	(1.47)	37
Class C
December 31, 2023**	$45.62	(.30)	2.94	2.64	—	—	—	$48.26	5.79*	$16,144	.98 *	(.68)*	16*
June 30, 2023	38.28	(.51)	7.85	7.34	—	—	—	45.62	19.17	13,906	2.00	(1.23)	48
June 30, 2022	61.94	(.92)	(12.40)	(13.32)	(10.34)	—	(10.34)	38.28	(26.32)	11,761	1.99[d]	(1.72)	39
June 30, 2021	45.68	(.99)	20.59	19.60	(3.34)	—	(3.34)	61.94	43.84	17,120	1.96	(1.74)	70
June 30, 2020	41.31	(.67)	5.99	5.32	(.95)	—	(.95)	45.68	13.15	13,869	1.99	(1.63)	56
June 30, 2019	37.68	(.55)	4.86	4.31	(.68)	—[e]	(.68)	41.31	11.53	13,862	1.96[f]	(1.47)	37
Class R
December 31, 2023**	$53.06	(.22)	3.44	3.22	—	—	—	$56.28	6.07*	$17,699	.73*	(.43)*	16*
June 30, 2023	44.30	(.35)	9.11	8.76	—	—	—	53.06	19.77	16,874	1.50	(.73)	48
June 30, 2022	69.79	(.74)	(14.41)	(15.15)	(10.34)	—	(10.34)	44.30	(25.96)	15,995	1.49[d]	(1.22)	39
June 30, 2021	50.89	(.81)	23.05	22.24	(3.34)	—	(3.34)	69.79	44.56	23,571	1.46	(1.26)	70
June 30, 2020	45.69	(.52)	6.67	6.15	(.95)	—	(.95)	50.89	13.71	12,669	1.49	(1.13)	56
June 30, 2019	41.41	(.41)	5.37	4.96	(.68)	—[e]	(.68)	45.69	12.07	13,020	1.46[f]	(.99)	37
Class R6
December 31, 2023**	$60.36	(.06)	3.93	3.87	—	—	—	$64.23	6.41*	$250,328	.40*	(.09)*	16*
June 30, 2023	50.07	(.04)	10.33	10.29	—	—	—	60.36	20.55	161,550.85		(.08)	48
June 30, 2022	77.13	(.39)	(16.33)	(16.72)	(10.34)	—	(10.34)	50.07	(25.49)	58,592	.85[d]	(.58)	39
June 30, 2021	55.62	(.46)	25.31	24.85	(3.34)	—	(3.34)	77.13	45.49	59,840.83		(.64)	70
June 30, 2020	49.53	(.24)	7.28	7.04	(.95)	—	(.95)	55.62	14.45	24,596.84		(.48)	56
June 30, 2019	44.55	(.15)	5.81	5.66	(.68)	—[e]	(.68)	49.53	12.80	20,695	.80[f]	(.35)	37

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

16 Small Cap Growth Fund	Small Cap Growth Fund 17

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	realized gain	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	on investments	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class Y
December 31, 2023**	$59.63	(.10)	3.87	3.77	—	—	—	$63.40	6.32*	$687,235	.48*	(.17)*	16*
June 30, 2023	49.54	(.12)	10.21	10.09	—	—	—	59.63	20.37	473,914	1.00	(.23)	48
June 30, 2022	76.51	(.47)	(16.16)	(16.63)	(10.34)	—	(10.34)	49.54	(25.58)	221,055	.99[d]	(.70)	39
June 30, 2021	55.27	(.54)	25.12	24.58	(3.34)	—	(3.34)	76.51	45.29	181,762.96		(.77)	70
June 30, 2020	49.29	(.31)	7.24	6.93	(.95)	—	(.95)	55.27	14.30	83,884.99		(.63)	56
June 30, 2019	44.40	(.23)	5.80	5.57	(.68)	—[e]	(.68)	49.29	12.64	54,084	.96[f]	(.52)	37

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Includes one-time proxy cost of 0.01%.

e Amount represents less than $0.01 per share.

f Includes one-time merger costs which amounted to 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

18 Small Cap Growth Fund	Small Cap Growth Fund 19

Notes to financial statements 12/31/23 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from July 1, 2023 through December 31, 2023. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Small Cap Growth Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in common stocks of small U.S. companies, with a focus on growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000 Growth Index. This policy may be changed only after 60 days’ notice to shareholders. As of August 31, 2023, the index was composed of companies having market capitalizations of between approximately $38.2 million and $14.4 billion. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

20 Small Cap Growth Fund

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific

Small Cap Growth Fund 21

security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to gain exposure to securities.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

22 Small Cap Growth Fund

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $84,169,816 and the value of securities loaned amounted to $81,762,450.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Small Cap Growth Fund 23

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At June 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$99,531,728	$8,098,875	$107,630,603

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $1,646,768 to its fiscal year ending June 30, 2024 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2023 and June 30, 2023, and/or (ii) specified ordinary and currency losses recognized between November 1, 2022 and June 30, 2023).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,098,721,878, resulting in gross unrealized appreciation and depreciation of $409,013,786 and $7,700,678, respectively, or net unrealized appreciation of $401,313,108.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.780%	of the first $5 billion,	0.580%	of the next $50 billion,
0.730%	of the next $5 billion,	0.560%	of the next $50 billion,
0.680%	of the next $10 billion,	0.550%	of the next $100 billion and
0.630%	of the next $10 billion,	0.545%	of any excess thereafter.

24 Small Cap Growth Fund

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Russell 2000 Growth Index each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.18%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.344% of the fund’s average net assets, which included an effective base fee of 0.312% and an increase of 0.032% ($380,062) based on performance.

Putnam Management has contractually agreed, through October 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management (the investment manager to the fund and a wholly-owned subsidiary of Putnam Holdings) and PIL (sub-adviser to the fund and an indirect, wholly-owned subsidiary of Putnam Holdings) became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction. For the period January 1, 2024 through January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the investment management and sub-management contracts for the fund that were in place prior to consummation of the Transaction, except for the term of the contracts and those provisions required by regulation.

Effective January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 31, 2024. The terms of the new investment management and sub-management contracts are substantially similar to those of the previous investment management and sub-management contracts, and the fee rates payable under the new investment management and sub-management contracts are the same as the fee rates under the previous investment management and sub-management contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Small Cap Growth Fund 25

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$424,262	Class R	17,135
Class B	1,427	Class R6	46,800
Class C	14,521	Class Y	566,912
		Total	$1,071,057

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $6,303 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $983, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$519,415
Class B	1.00%	1.00%	6,999
Class C	1.00%	1.00%	71,173
Class R	1.00%	0.50%	41,967
Total			$639,554

26 Small Cap Growth Fund

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $36,534 from the sale of class A shares and received no monies and $109 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $20 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$445,097,985	$188,833,329
U.S. government securities (Long-term)	—	—
Total	$445,097,985	$188,833,329

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	356,708	$19,907,872	528,231	$26,829,746
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	356,708	19,907,872	528,231	26,829,746
Shares repurchased	(462,734)	(25,402,422)	(1,185,325)	(59,849,922)
Net decrease	(106,026)	$(5,494,550)	(657,094)	$(33,020,176)

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	424	$18,523	810	$33,576
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	424	18,523	810	33,576
Shares repurchased	(16,403)	(735,968)	(39,931)	(1,664,758)
Net decrease	(15,979)	$(717,445)	(39,121)	$(1,631,182)

Small Cap Growth Fund 27

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	68,725	$3,110,707	86,863	$3,627,250
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	68,725	3,110,707	86,863	3,627,250
Shares repurchased	(39,052)	(1,749,892)	(89,290)	(3,659,753)
Net increase (decrease)	29,673	$1,360,815	(2,427)	$(32,503)

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	46,978	$2,441,717	53,398	$2,566,332
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	46,978	2,441,717	53,398	2,566,332
Shares repurchased	(50,505)	(2,596,006)	(96,458)	(4,663,423)
Net decrease	(3,527)	$(154,289)	(43,060)	$(2,097,091)

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,544,239	$90,563,493	2,048,178	$112,874,163
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	1,544,239	90,563,493	2,048,178	112,874,163
Shares repurchased	(323,200)	(19,234,943)	(542,084)	(29,774,076)
Net increase	1,221,039	$71,328,550	1,506,094	$83,100,087

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,071,449	$237,925,402	5,874,442	$319,319,464
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	4,071,449	237,925,402	5,874,442	319,319,464
Shares repurchased	(1,179,766)	(69,248,737)	(2,389,692)	(128,775,445)
Net increase	2,891,683	$168,676,665	3,484,750	$190,544,019

28 Small Cap Growth Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 6/30/23	cost	proceeds	income	of 12/31/23
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$72,570,305	$213,027,748	$201,428,237	$2,353,097	$84,169,816
Putnam Short Term
Investment Fund
Class P***	55,246,634	148,881,409	185,714,318	945,207	18,413,725
Total Short-term
investments	$127,816,939	$361,909,157	$387,142,555	$3,298,304	$102,583,541

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

***Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$540,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Equity contracts	Investments	$1,541,591	Payables	$—
Total		$1,541,591		$—

Small Cap Growth Fund 29

The following is a summary of change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (Note 1) (there were no realized gains or losses on derivative instruments):

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Options	Total
Equity contracts	$(506,507)	$(506,507)
Total	$(506,507)	$(506,507)

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Chase Bank N.A.	Total
Assets:
Purchased options **#	$1,541,591	$1,541,591
Total Assets	$1,541,591	$1,541,591
Liabilities:
Total Liabilities	$—	$—
Total Financial and Derivative Net Assets	$1,541,591	$1,541,591
Total collateral received (pledged)†##	$1,541,591
Net amount	$—
Controlled collateral received (including
TBA commitments)**	$2,470,000	$2,470,000
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

30 Small Cap Growth Fund

Shareholder meeting results (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
8,251,402	249,853	1,277,315

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
8,164,876	316,043	1,297,650

All tabulations are rounded to the nearest whole number.

Small Cap Growth Fund 31

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Small Cap Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Putnam INVESTMENTS

A Franklin Templeton Company

SA458 335867 2/24

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 27, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 27, 2024